Financial Instruments - Narrative (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
US$500 million 5-year notes issue
Disclosure of detailed information about financial instruments [line items]
Borrowings maturity, term	5 years	5 years
US$500 million 10-year notes issue
Disclosure of detailed information about financial instruments [line items]
Borrowings maturity, term	10 years	10 years